Shareholder Fees {- Leisure Portfolio}	Apr. 29, 2022 USD ($)
02.28 Select Portfolios: Group 1 Consumer Discretionary Sector Combo PRO-21 | Leisure Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none